Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accumulated Depreciation [Abstract]
Depreciation	$ (7,175)	$ (6,114)
Net Book Value [Abstract]
Beginning balance	418,272
Depreciation	(7,175)	$ (6,114)
Ending balance	406,482
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	409,264
Ending balance	409,264
Accumulated Depreciation [Abstract]
Beginning balance	(20,205)
Depreciation	(7,175)
Ending balance	(27,380)
Net Book Value [Abstract]
Beginning balance	389,059
Depreciation	(7,175)
Ending balance	$ 381,884